Trade Receivables - Ageing Analysis of Trade Receivables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	¥ 2,858	¥ 2,525
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,897	2,568
Gross carrying amount [member] | Within 1 month [member]
Disclosure of financial assets [line items]
Trade receivables	2,337	1,972
Gross carrying amount [member] | More than 1 month but less than 3 months [member]
Disclosure of financial assets [line items]
Trade receivables	273	307
Gross carrying amount [member] | More than 3 month but less than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	236	231
Gross carrying amount [member] | More than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	51	58
Loss allowance [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (39)	¥ (43)